Notes to the Balance Sheet - Summary of Property, Plan and Equipment - Additional Information (Details) € in Thousands	Dec. 31, 2023 EUR (€)
Subclassifications of assets, liabilities and equities [abstract]
Contractual commitments for acquisition of property, plant and equipment	€ 0